Fair Value Measurements on a Recurring Basis (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Aggregate commitment		$ 10,000,000	$ 10,000,000	$ 10,000,000
Fixed commitment amount		$ 10,000,000	10,000,000	$ 10,000,000
Business combination percentage				80.00%
Sponsor loans	$ 500,000		$ 79,000	$ 7,534,106
Business combination, percentage		100.00%	80.00%
Minimum [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Sponsor percentage		8.00%		8.00%
Maximum [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Sponsor percentage		80.00%		80.00%
Level 3 [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Fair value transfers out of level 3					$ 7.1